Other income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Income [Line Items]
Net gains / (losses) from acquisitions and disposals of subsidiaries	$ 4	$ 94	$ (2)	$ 98	$ (3)
Net gains / (losses) from disposals of investments in associates and joint ventures	0	3	2	3	0
Share of net profits of associates and joint ventures	21	136	52	157	110
Total	25	233	52	257	107
Income from properties	9	3	15	12	29
Net gains / (losses) from properties held for sale	(5)	8	(2)	3	(4)
Other	2	(31)	89	(29)	145
Total other income	30	213	154	243	$ 278
Gains losses on repurchase of entity's own debt instruments	$ (27)	$ (36)	$ 4
Swisscard
Other Income [Line Items]
Share of net profits of associates and joint ventures				64
Select Portfolio Servicing
Other Income [Line Items]
Net gains / (losses) from acquisitions and disposals of subsidiaries				$ 97